AB Bond Fund, Inc.

AB Limited Duration High Income Portfolio

Portfolio of Investments

December 31, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 45.7%
Industrial – 39.8%
Basic – 2.6%
Ahlstrom-Munksjo Holding 3 Oy 3.625%, 02/04/2028(a)	EUR	310	$353,355
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)	U.S.$	210	219,196
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(a)		294	310,984
9.875%, 10/17/2025(a)		245	277,516
FMG Resources (August 2006) Pty Ltd. 5.125%, 05/15/2024(a)		205	217,329
Hecla Mining Co. 7.25%, 02/15/2028		298	319,665
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(a)	EUR	300	342,885
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)		257	290,856
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)		280	310,294
Kleopatra Finco SARL 4.25%, 03/01/2026(a)		920	1,011,032
Olympus Water US Holding Corp. 3.875%, 10/01/2028(a)		100	114,151
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro 4.00%, 10/15/2027(a)	U.S.$	1,423	1,385,077
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024(a)		695	714,877
Rimini Bidco SpA 5.25% (EURIBOR 3 Month + 5.25%), 12/14/2026(a) (b)	EUR	333	372,327
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)		187	216,212
5.375%, 11/01/2026(a)	U.S.$	551	567,894
Sealed Air Corp. 5.25%, 04/01/2023(a)		305	316,364
SPCM SA 3.125%, 03/15/2027(a)		862	851,880
thyssenkrupp AG 2.875%, 02/22/2024(a)	EUR	343	401,295
Unifrax Escrow Issuer Corp. 5.25%, 09/30/2028(a)	U.S.$	227	229,824
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		516	530,010

			9,353,023

	Principal Amount (000)		U.S. $ Value

Capital Goods – 3.0%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (c)	EUR	251	$293,253
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)	U.S.$	523	534,679
5.25%, 08/15/2027(a)		521	526,116
Ball Corp. 4.00%, 11/15/2023		700	731,423
Bombardier, Inc. 7.50%, 03/15/2025(a)		26	26,474
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		852	880,099
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)		72	70,409
Crown European Holdings SA 2.25%, 02/01/2023(a)	EUR	116	134,220
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)	U.S.$	1,143	1,180,147
GFL Environmental, Inc. 3.75%, 08/01/2025(a)		355	360,009
4.00%, 08/01/2028(a)		489	479,890
5.125%, 12/15/2026(a)		64	66,721
Paprec Holding SA 3.50%, 07/01/2028(a)	EUR	260	300,284
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)		931	1,101,419
Silgan Holdings, Inc. 2.25%, 06/01/2028		412	465,497
Tervita Corp. 11.00%, 12/01/2025(a)	U.S.$	365	419,805
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)	EUR	180	211,750
TK Vertical US Newco, Inc. 5.25%, 07/15/2027(a)	U.S.$	847	889,638
TransDigm, Inc. 8.00%, 12/15/2025(a)		275	290,075
Triumph Group, Inc. 6.25%, 09/15/2024(a)		491	493,990
8.875%, 06/01/2024(a)		327	356,443
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	440	507,943
5.50%, 08/15/2026(a)	U.S.$	232	242,257
Wesco Distribution, Inc. 7.125%, 06/15/2025(a)		262	277,484

			10,840,025

Communications - Media – 3.2%
Altice Financing SA 2.25%, 01/15/2025(a)	EUR	106	117,739
5.00%, 01/15/2028(a)	U.S.$	782	760,503

	Principal Amount (000)		U.S. $ Value

AMC Networks, Inc. 5.00%, 04/01/2024	U.S.$	284	$286,204
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	360	411,987
5.375%, 03/01/2025(a)	U.S.$	999	1,022,317
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/2023(a)		614	614,460
5.125%, 05/01/2027(a)		352	364,373
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(a)		37	38,288
DISH DBS Corp. 5.00%, 03/15/2023		63	64,542
5.25%, 12/01/2026(a)		725	736,444
5.75%, 12/01/2028(a)		754	761,540
5.875%, 07/15/2022		246	250,162
7.75%, 07/01/2026		145	153,163
iHeartCommunications, Inc. 6.375%, 05/01/2026		508	529,691
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		714	707,303
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		431	419,389
Sirius XM Radio, Inc. 3.125%, 09/01/2026(a)		736	735,794
4.00%, 07/15/2028(a)		972	978,571
Summer BC Bidco B LLC 5.50%, 10/31/2026(a)		350	356,566
Univision Communications, Inc. 5.125%, 02/15/2025(a)		357	360,566
6.625%, 06/01/2027(a)		304	327,262
Urban One, Inc. 7.375%, 02/01/2028(a)		608	626,708
Virgin Media Finance PLC 3.75%, 07/15/2030(a)	EUR	210	239,011
Ziggo BV 5.50%, 01/15/2027(a)	U.S.$	467	480,987

			11,343,570

Communications - Telecommunications – 1.1%
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		791	830,771
Consolidated Communications, Inc. 5.00%, 10/01/2028(a)		246	251,026
6.50%, 10/01/2028(a)		280	296,898
DKT Finance ApS 9.375%, 06/17/2023(a)		200	202,604
Kaixo Bondco Telecom SA 5.125%, 09/30/2029(a)	EUR	590	675,947
Level 3 Financing, Inc. 4.625%, 09/15/2027(a)	U.S.$	154	157,320

	Principal Amount (000)		U.S. $ Value

Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	325	$376,310
Lumen Technologies, Inc. Series Y 7.50%, 04/01/2024	U.S.$	372	407,266
Lumen Technologies, Inc. Series T 5.80%, 03/15/2022		260	262,465
United Group BV 4.00%, 11/15/2027(a)	EUR	120	135,359
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(a)	U.S.$	140	137,985
6.125%, 03/01/2028(a)		51	50,326

			3,784,277

Consumer Cyclical - Automotive – 1.8%
Adient US LLC 9.00%, 04/15/2025(a)		390	415,588
American Axle & Manufacturing, Inc. 6.50%, 04/01/2027		211	219,602
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	230	268,459
6.25%, 05/15/2026(a)	U.S.$	511	535,400
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		254	256,540
3.096%, 05/04/2023		1,041	1,059,488
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029(a)		419	449,931
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a) (c)	EUR	281	323,718
Jaguar Land Rover Automotive PLC 5.875%, 11/15/2024(a)		100	122,931
6.875%, 11/15/2026(a)		702	905,220
7.75%, 10/15/2025(a)	U.S.$	293	316,115
Mclaren Finance PLC 7.50%, 08/01/2026(a)		357	361,180
Meritor, Inc. 4.50%, 12/15/2028(a)		301	302,595
6.25%, 06/01/2025(a)		64	66,810
PM General Purchaser LLC 9.50%, 10/01/2028(a)		148	149,926
Tenneco, Inc. 7.875%, 01/15/2029(a)		378	410,047
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)		400	429,560

			6,593,110

Consumer Cyclical - Entertainment – 3.1%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		197	203,990

	Principal Amount (000)		U.S. $ Value

Carnival Corp. 1.875%, 11/07/2022	EUR	785	$880,120
4.00%, 08/01/2028(a)	U.S.$	449	445,736
5.75%, 03/01/2027(a)		246	245,939
10.125%, 02/01/2026(a)	EUR	182	234,254
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)	U.S.$	1,294	1,344,854
CPUK Finance Ltd. 4.50%, 08/28/2027(a)	GBP	400	542,362
Mattel, Inc. 3.375%, 04/01/2026(a)	U.S.$	1,100	1,128,314
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	239	259,699
NCL Corp., Ltd. 3.625%, 12/15/2024(a)	U.S.$	891	843,287
Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026-04/01/2028(a)		770	781,663
10.875%, 06/01/2023(a)		338	369,464
11.50%, 06/01/2025(a)		363	407,899
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		859	917,506
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		1,353	1,416,835
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		132	125,585
13.00%, 05/15/2025(a)		656	742,356
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		227	223,166

			11,113,029

Consumer Cyclical - Other – 3.1%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		435	453,331
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)		545	571,105
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a)		330	346,619
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		331	344,392
Cirsa Finance International Sarl 4.75%, 05/22/2025(a)	EUR	360	406,819
Empire Communities Corp. 7.00%, 12/15/2025(a)	U.S.$	759	786,635
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		1,125	1,175,490
Forestar Group, Inc. 3.85%, 05/15/2026(a)		464	465,578
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025(a)		602	638,511

	Principal Amount (000)		U.S. $ Value

Hilton Domestic Operating Co., Inc. 4.875%, 01/15/2030	U.S.$	526	$565,087
5.375%, 05/01/2025(a)		105	109,171
International Game Technology PLC 3.50%, 07/15/2024-06/15/2026(a)	EUR	235	277,170
KB Home 7.50%, 09/15/2022	U.S.$	363	379,513
7.625%, 05/15/2023		355	374,205
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		139	140,008
MGM Resorts International 7.75%, 03/15/2022		96	97,215
Samsonite Finco SARL 3.50%, 05/15/2026(a)	EUR	685	756,835
Scientific Games International, Inc. 3.375%, 02/15/2026(a)		100	114,813
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028(a)	U.S.$	445	455,431
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		195	218,729
Travel + Leisure Co. 6.625%, 07/31/2026(a)		1,119	1,239,326
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(a)		1,024	1,058,857

			10,974,840

Consumer Cyclical - Restaurants – 0.3%
1011778 BC ULC/New Red Finance, Inc. 5.75%, 04/15/2025(a)		452	469,483
IRB Holding Corp. 7.00%, 06/15/2025(a)		183	193,574
Yum! Brands, Inc. 7.75%, 04/01/2025(a)		375	395,366

			1,058,423

Consumer Cyclical - Retailers – 2.3%
Bath & Body Works, Inc. 5.25%, 02/01/2028		1,102	1,213,511
CT Investment GmbH 5.50%, 04/15/2026(a)	EUR	360	413,499
Dufry One BV 2.00%, 02/15/2027(a)		230	242,774
2.50%, 10/15/2024(a)		748	837,052
eG Global Finance PLC 4.375%, 02/07/2025(a)		610	697,242
Hanesbrands, Inc. 4.625%, 05/15/2024(a)	U.S.$	607	633,969
4.875%, 05/15/2026(a)		170	182,130
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		965	963,775

	Principal Amount (000)		U.S. $ Value

PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(a)	U.S.$	302	$310,462
7.75%, 02/15/2029(a)		317	346,072
Rite Aid Corp. 7.50%, 07/01/2025(a)		134	137,527
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		357	374,047
SRS Distribution, Inc. 4.625%, 07/01/2028(a)		509	513,194
Staples, Inc. 7.50%, 04/15/2026(a)		556	571,034
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		177	193,038
William Carter Co. (The) 5.625%, 03/15/2027(a)		547	565,308

			8,194,634

Consumer Non-Cyclical – 5.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)		397	404,535
4.625%, 01/15/2027(a)		694	728,832
7.50%, 03/15/2026(a)		185	197,578
Avantor Funding, Inc. 2.625%, 11/01/2025(a)	EUR	346	403,292
CAB SELAS 3.375%, 02/01/2028(a)		290	329,742
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)	U.S.$	321	336,870
Charles River Laboratories International, Inc. 4.25%, 05/01/2028(a)		1,061	1,105,392
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)	EUR	106	122,704
CHS/Community Health Systems, Inc. 6.625%, 02/15/2025(a)	U.S.$	357	369,499
Cidron Aida Finco Sarl 5.00%, 04/01/2028(a)	EUR	430	492,272
Cidron Aida Finco SARL 5.00%, 04/01/2028(a)		145	165,999
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)	U.S.$	1,030	987,873
Global Medical Response, Inc. 6.50%, 10/01/2025(a)		290	293,631
Grifols Escrow Issuer SA 3.875%, 10/15/2028(a)	EUR	481	549,924
4.75%, 10/15/2028(a)	U.S.$	1,124	1,134,476
Gruenenthal GmbH 4.125%, 05/15/2028(a)	EUR	387	453,998
Horizon Therapeutics USA, Inc. 5.50%, 08/01/2027(a)	U.S.$	1,106	1,161,919

	Principal Amount (000)		U.S. $ Value

IQVIA, Inc. 1.75%, 03/15/2026(a)	EUR	798	$916,708
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)	U.S.$	469	445,719
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		147	148,680
6.75%, 04/15/2025(a)		469	492,192
MEDNAX, Inc. 6.25%, 01/15/2027(a)		427	447,889
ModivCare, Inc. 5.875%, 11/15/2025(a)		221	232,698
Newell Brands, Inc. 4.35%, 04/01/2023		72	74,275
4.70%, 04/01/2026		1,190	1,297,921
4.875%, 06/01/2025		122	132,754
Nidda Healthcare Holding GmbH 3.50%, 09/30/2024(a)	EUR	1,120	1,274,520
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)	U.S.$	497	509,589
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(a)		835	853,028
Picard Groupe SAS 3.875%, 07/01/2026(a)	EUR	310	357,135
Post Holdings, Inc. 5.75%, 03/01/2027(a)	U.S.$	517	534,645
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		570	578,647
Syneos Health, Inc. 3.625%, 01/15/2029(a)		757	746,349
Tenet Healthcare Corp. 7.50%, 04/01/2025(a)		546	573,524
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		570	596,459

			19,451,268

Energy – 5.9%
Antero Resources Corp. 8.375%, 07/15/2026(a)		143	162,793
Apache Corp. 4.625%, 11/15/2025		108	116,125
4.875%, 11/15/2027		222	242,309
Athabasca Oil Corp. 9.75%, 11/01/2026(a)		486	478,710
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		739	785,638
Callon Petroleum Co. 8.25%, 07/15/2025		125	123,755
Cheniere Energy Partners LP 4.50%, 10/01/2029		193	205,632

	Principal Amount (000)		U.S. $ Value

CITGO Petroleum Corp. 6.375%, 06/15/2026(a)	U.S.$	356	$361,433
7.00%, 06/15/2025(a)		376	385,844
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		829	837,845
7.50%, 04/30/2026		37	37,149
CNX Resources Corp. 6.00%, 01/15/2029(a)		226	235,042
Comstock Resources, Inc. 7.50%, 05/15/2025(a)		24	24,747
Cullinan Holdco Scsp 4.625%, 10/15/2026(a)	EUR	190	219,062
DCP Midstream Operating LP 4.95%, 04/01/2022	U.S.$	1,011	1,011,000
EnLink Midstream LLC 5.625%, 01/15/2028(a)		433	451,948
EnLink Midstream Partners LP 4.15%, 06/01/2025		769	797,438
4.40%, 04/01/2024		577	606,802
4.85%, 07/15/2026		582	616,245
EQM Midstream Partners LP 4.125%, 12/01/2026		1,400	1,442,938
4.75%, 07/15/2023		101	104,948
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		108	107,601
7.75%, 02/01/2028		680	689,663
8.00%, 01/15/2027		518	533,664
Gulfport Energy Corp. 6.00%, 10/15/2024(d) (e)		400	16,000
Gulfport Energy Operating Corp. 8.00%, 05/17/2026(a)		118	129,184
Harbour Energy PLC 5.50%, 10/15/2026(a)		488	484,725
Hess Midstream Operations LP 5.625%, 02/15/2026(a)		195	201,710
Independence Energy Finance LLC 7.25%, 05/01/2026(a)		833	867,395
Ithaca Energy North Sea PLC 9.00%, 07/15/2026(a)		530	543,600
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		356	329,001
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		752	777,726
Neptune Energy Bondco PLC 6.625%, 05/15/2025(a)		235	240,983
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		639	649,134
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		411	423,544
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		455	451,415

	Principal Amount (000)		U.S. $ Value

Occidental Petroleum Corp. 3.20%, 08/15/2026	U.S.$	87	$89,594
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(a)		628	598,183
PDC Energy, Inc. 5.75%, 05/15/2026		304	313,974
Range Resources Corp. 5.00%, 03/15/2023		246	251,146
Renewable Energy Group, Inc. 5.875%, 06/01/2028(a)		981	1,008,193
SM Energy Co. 5.625%, 06/01/2025		185	186,719
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(a)		745	774,360
Sunnova Energy Corp. 5.875%, 09/01/2026(a)		356	363,230
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		170	170,484
Transocean Sentry Ltd. 5.375%, 05/15/2023(a)		442	426,062
Weatherford International Ltd. 11.00%, 12/01/2024(a)		14	14,430
Western Midstream Operating LP 5.30%, 02/01/2030		1,182	1,297,942

			21,187,065

Other Industrial – 0.2%
KAR Auction Services, Inc. 5.125%, 06/01/2025(a)		679	687,603

Services – 4.1%
ADT Security Corp. (The) 4.125%, 06/15/2023		539	559,929
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		597	626,187
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	160	178,061
4.625%, 06/01/2028(a)	U.S.$	602	596,259
ANGI Group LLC 3.875%, 08/15/2028(a)		247	240,711
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(a)	EUR	210	236,814
APX Group, Inc. 6.75%, 02/15/2027(a)	U.S.$	480	507,134
Aramark Services, Inc. 5.00%, 04/01/2025(a)		506	516,064
Block, Inc. 2.75%, 06/01/2026(a)		1,157	1,161,779
CWT Travel Group, Inc. 8.50%, 11/19/2026(a)		994	1,012,382

	Principal Amount (000)		U.S. $ Value

Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	678	$678,407
Intertrust Group BV 3.375%, 11/15/2025(a)	EUR	556	643,596
ION Trading Technologies SARL 5.75%, 05/15/2028(a)	U.S.$	556	572,763
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		748	750,237
MoneyGram International, Inc. 5.375%, 08/01/2026(a)		637	647,727
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		719	728,570
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		178	171,421
5.25%, 04/15/2024(a)		583	620,417
5.75%, 04/15/2026(a)		225	241,526
6.25%, 01/15/2028(a)		753	786,170
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(a)		85	85,926
Sabre GLBL, Inc. 7.375%, 09/01/2025(a)		585	608,406
9.25%, 04/15/2025(a)		141	159,316
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		961	1,017,766
Verisure Holding AB 3.25%, 02/15/2027(a)	EUR	638	724,482
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)	U.S.$	397	417,124

			14,489,174

Technology – 2.2%
Austin BidCo, Inc. 7.125%, 12/15/2028(a)		269	278,711
Avaya, Inc. 6.125%, 09/15/2028(a)		547	580,394
Black Knight InfoServ LLC 3.625%, 09/01/2028(a)		438	437,181
Clarivate Science Holdings Corp. 3.875%, 07/01/2028(a)		1,039	1,047,260
NCR Corp. 5.75%, 09/01/2027(a)		309	323,044
Pitney Bowes, Inc. 6.875%, 03/15/2027(a)		315	327,112
Playtech PLC 4.25%, 03/07/2026(a)	EUR	130	151,319
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)	U.S.$	543	559,632
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		1,144	1,091,902
Seagate HDD Cayman 4.875%, 03/01/2024		218	231,145

	Principal Amount (000)		U.S. $ Value

Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)	U.S.$	1,857	$1,927,678
Xerox Corp. 4.375%, 03/15/2023		798	823,855

			7,779,233

Transportation - Airlines – 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		602	626,508
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		414	434,329
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		618	682,540
United Airlines, Inc. 4.375%, 04/15/2026(a)		395	412,143

			2,155,520

Transportation - Services – 0.8%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(a)	EUR	253	290,466
6.125%, 10/15/2026(a)	U.S.$	475	479,479
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027(a)		69	71,931
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)	EUR	975	1,121,138
EC Finance PLC 3.00%, 10/15/2026(a)		322	375,014
Kapla Holding SAS 3.375%, 12/15/2026(a)		410	465,669

			2,803,697

			141,808,491

Financial Institutions – 5.3%
Banking – 1.5%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)	U.S.$	1,128	1,148,981
Banco Santander SA 6.75%, 04/25/2022(a) (f)	EUR	600	697,814
CaixaBank SA 5.875%, 10/09/2027(a) (f)		200	259,942
Discover Financial Services Series D 6.125%, 06/23/2025(f)	U.S.$	811	891,054
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		914	979,177
5.71%, 01/15/2026(a)		347	383,990
Societe Generale SA 8.00%, 09/29/2025(a) (f)		386	446,814

	Principal Amount (000)		U.S. $ Value

UniCredit SpA 9.25%, 06/03/2022(a) (f)	EUR	427	$503,723

			5,311,495

Brokerage – 0.2%
NFP Corp. 4.875%, 08/15/2028(a)	U.S.$	688	697,474

Finance – 1.3%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		748	740,109
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		1,013	1,019,230
Enova International, Inc. 8.50%, 09/15/2025(a)		646	665,509
goeasy Ltd. 4.375%, 05/01/2026(a)		495	505,672
5.375%, 12/01/2024(a)		852	875,711
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	327	375,085
Navient Corp. 5.50%, 01/25/2023	U.S.$	506	527,237
7.25%, 09/25/2023		82	88,354

			4,796,907

Other Finance – 0.3%
Intrum AB 3.50%, 07/15/2026(a)	EUR	250	288,029
4.875%, 08/15/2025(a)		145	171,257
Nordic Aviation Capital 5.04%, 02/27/2024(g)	U.S.$	767	561,613

			1,020,899

REITs – 2.0%
ADLER Real Estate AG 1.875%, 04/27/2023(a)	EUR	800	856,981
Aedas Homes Opco SLU 4.00%, 08/15/2026(a)		826	967,813
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	1,042	1,026,568
5.75%, 05/15/2026(a)		60	62,250
Diversified Healthcare Trust 9.75%, 06/15/2025		353	381,868
Iron Mountain, Inc. 4.875%, 09/15/2027(a)		323	334,822
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625%, 05/01/2024		696	744,344
5.75%, 02/01/2027		200	226,772
Neinor Homes SA 4.50%, 10/15/2026(a)	EUR	821	944,457

	Principal Amount (000)		U.S. $ Value

Realogy Group LLC/Realogy Co-Issuer Corp. 9.375%, 04/01/2027(a)	U.S.$	285	$309,026
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026(a)	EUR	806	943,003
Vivion Investments SARL 3.00%, 08/08/2024(a)		200	222,661

			7,020,565

			18,847,340

Utility – 0.6%
Electric – 0.6%
Calpine Corp. 4.50%, 02/15/2028(a)	U.S.$	879	911,840
ContourGlobal Power Holdings SA 3.125%, 01/01/2028(a)	EUR	120	134,374
Talen Energy Supply LLC 6.50%, 06/01/2025	U.S.$	142	56,401
7.25%, 05/15/2027(a)		394	351,180
10.50%, 01/15/2026(a)		681	294,233
Vistra Operations Co. LLC 5.50%, 09/01/2026(a)		528	543,280

			2,291,308

Total Corporates - Non-Investment Grade (cost $159,999,918)			162,947,139

CORPORATES - INVESTMENT GRADE – 19.3%
Industrial – 11.9%
Basic – 1.9%
Anglo American Capital PLC 4.75%, 04/10/2027(a)		1,323	1,472,912
Arconic Corp. 6.00%, 05/15/2025(a)		285	298,498
Braskem Netherlands Finance BV 4.50%, 01/10/2028-01/31/2030(a)		858	911,289
Freeport-McMoRan, Inc. 3.875%, 03/15/2023		521	539,146
Glencore Finance Europe Ltd. 1.875%, 09/13/2023(a)	EUR	290	339,050
Industrias Penoles SAB de CV 5.65%, 09/12/2049(a)	U.S.$	395	484,196
INEOS Finance PLC 2.875%, 05/01/2026(a)	EUR	141	161,962
MEGlobal Canada ULC 5.00%, 05/18/2025(a)	U.S.$	248	270,444
Nexa Resources SA 5.375%, 05/04/2027(a)		346	366,609
SABIC Capital II BV 4.50%, 10/10/2028(a)		319	359,234
Smurfit Kappa Acquisitions ULC 2.875%, 01/15/2026(a)	EUR	334	415,516

	Principal Amount (000)		U.S. $ Value

Suzano Austria GmbH 6.00%, 01/15/2029	U.S.$	309	$357,243
Westlake Chemical Corp. 3.60%, 08/15/2026		843	904,767

			6,880,866

Capital Goods – 0.0%
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		91	94,977
4.40%, 03/15/2024		50	53,003

			147,980

Communications - Media – 0.6%
Netflix, Inc. 3.625%, 05/15/2027	EUR	1,136	1,485,111
Prosus NV 4.85%, 07/06/2027(a)	U.S.$	321	357,815
Weibo Corp. 3.50%, 07/05/2024		352	361,636

			2,204,562

Communications - Telecommunications – 0.4%
Empresa Nacional de Telecomunicaciones SA 4.75%, 08/01/2026(a)		333	359,910
T-Mobile USA, Inc. 2.25%, 02/15/2026		355	355,405
2.625%, 04/15/2026		657	661,711
2.875%, 02/15/2031		118	116,499

			1,493,525

Consumer Cyclical - Automotive – 1.3%
General Motors Financial Co., Inc. 2.20%, 04/01/2024(a)	EUR	472	562,392
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)	U.S.$	768	804,741
Hyundai Capital America 5.875%, 04/07/2025(a)		771	866,434
Lear Corp. 3.80%, 09/15/2027		161	175,488
Nissan Motor Acceptance Corp. 2.60%, 09/28/2022(a)		22	22,222
2.80%, 01/13/2022(a)		19	19,009
3.45%, 03/15/2023(a)		29	29,737
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,110	1,198,589
Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(a)		785	826,205

			4,504,817

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 1.2%
Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(a)	U.S.$	588	$582,138
Gohl Capital Ltd. 4.25%, 01/24/2027(a)		347	357,584
Las Vegas Sands Corp. 3.20%, 08/08/2024		545	553,834
3.90%, 08/08/2029		674	677,869
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		112	126,129
PulteGroup, Inc. 5.50%, 03/01/2026		345	392,541
Sands China Ltd. 3.80%, 01/08/2026		437	437,590
5.40%, 08/08/2028		318	338,991
Toll Brothers Finance Corp. 4.375%, 04/15/2023		867	896,495

			4,363,171

Consumer Cyclical - Retailers – 0.3%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		719	786,852
PVH Corp. 4.625%, 07/10/2025		246	268,226
Ross Stores, Inc. 4.70%, 04/15/2027		142	160,108

			1,215,186

Consumer Non-Cyclical – 0.4%
BAT Capital Corp. 2.259%, 03/25/2028		735	717,022
HCA, Inc. 5.375%, 02/01/2025		173	190,087
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)		343	340,320

			1,247,429

Energy – 3.9%
Boardwalk Pipelines LP 5.95%, 06/01/2026		513	588,488
Cenovus Energy, Inc. 3.80%, 09/15/2023		30	31,055
4.25%, 04/15/2027		830	905,762
Continental Resources, Inc./OK 3.80%, 06/01/2024		483	504,175
Devon Energy Corp. 4.50%, 01/15/2030		345	370,390
Ecopetrol SA 4.125%, 01/16/2025		353	359,244
5.375%, 06/26/2026		329	346,231
5.875%, 05/28/2045		16	15,273
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		342	341,782

	Principal Amount (000)		U.S. $ Value

Enable Midstream Partners LP 3.90%, 05/15/2024	U.S.$	1,564	$1,634,224
Energy Transfer LP 3.90%, 07/15/2026		20	21,553
4.75%, 01/15/2026		253	276,714
Gazprom PJSC Via Gaz Capital SA 4.95%, 02/06/2028(a)		330	357,258
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(a)		192	194,151
Marathon Petroleum Corp. 4.70%, 05/01/2025		345	376,712
5.125%, 12/15/2026		1,656	1,888,386
MPLX LP 4.875%, 06/01/2025		783	856,845
Oleoducto Central SA 4.00%, 07/14/2027(a)		560	556,780
ONEOK, Inc. 2.20%, 09/15/2025		374	378,589
4.35%, 03/15/2029		323	354,373
6.35%, 01/15/2031		200	252,122
Ovintiv Exploration, Inc. 5.625%, 07/01/2024		1,029	1,133,834
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026		57	62,575
4.65%, 10/15/2025		681	742,862
Raizen Fuels Finance SA 5.30%, 01/20/2027(a)		392	426,251
Sabine Pass Liquefaction LLC 5.75%, 05/15/2024		387	420,963
Transportadora de Gas del Peru SA 4.25%, 04/30/2028(a)		343	362,358

			13,758,950

Services – 0.1%
Booking Holdings, Inc. 4.625%, 04/13/2030		195	227,325
Expedia Group, Inc. 6.25%, 05/01/2025(a)		50	56,435

			283,760

Technology – 0.9%
Baidu, Inc. 3.075%, 04/07/2025		234	242,183
Broadcom, Inc. 3.187%, 11/15/2036(a)		719	721,330
4.15%, 11/15/2030		350	388,150
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		999	1,026,792
Dell International LLC/EMC Corp. 6.02%, 06/15/2026		339	392,816
Microchip Technology, Inc. 4.25%, 09/01/2025		238	247,215

			3,018,486

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.7%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)	U.S.$	321	$367,333
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		272	285,698
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		1,112	1,188,606
Southwest Airlines Co. 5.25%, 05/04/2025		690	766,514

			2,608,151

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 5.875%, 07/05/2034(a)		100	114,126

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(a)		346	356,337
4.375%, 07/03/2029(a)		348	362,964

			719,301

			42,560,310

Financial Institutions – 6.4%
Banking – 3.2%
ABN AMRO Bank NV 7.75%, 05/15/2023(h)		200	214,446
Ally Financial, Inc. 5.75%, 11/20/2025		785	885,629
5.80%, 05/01/2025		108	121,901
Banco de Credito del Peru 3.125%, 07/01/2030(a)		248	245,024
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		266	289,740
Banco Santander SA 5.179%, 11/19/2025		400	444,576
Banistmo SA 4.25%, 07/31/2027(a)		436	443,712
BNP Paribas SA 6.75%, 03/14/2022(a) (f)		383	386,780
CIT Group, Inc. 5.00%, 08/15/2022		108	110,623
5.25%, 03/07/2025		746	819,750
Citigroup Capital XVIII 1.137% (LIBOR 3 Month + 0.89%), 06/28/2067(b)	GBP	643	778,687
Citigroup, Inc. 3.875%, 02/18/2026(f)	U.S.$	154	154,145
5.95%, 01/30/2023(f)		305	314,379
Series V 4.70%, 01/30/2025(f)		147	149,472

	Principal Amount (000)		U.S. $ Value

Series W 4.00%, 12/10/2025(f)	U.S.$	207	$208,364
Danske Bank A/S 3.244%, 12/20/2025(a)		358	372,334
DNB Bank ASA 6.50%, 03/26/2022(a) (f)		200	202,408
Fifth Third Bancorp Series L 4.50%, 09/30/2025(f)		86	90,740
Lloyds Banking Group PLC 7.625%, 06/27/2023(a) (f)	GBP	410	593,270
Natwest Group PLC Series U 2.544% (LIBOR 3 Month + 2.32%), 09/30/2027(b) (f)	U.S.$	900	893,466
Truist Financial Corp. Series P 4.95%, 09/01/2025(f)		1,025	1,107,174
UBS Group AG 7.00%, 01/31/2024-02/19/2025(a) (f)		744	815,737
UniCredit SpA 2.569%, 09/22/2026(a)		468	468,510
5.861%, 06/19/2032(a)		426	465,963
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(f)		878	898,273

			11,475,103

Brokerage – 0.2%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(f)		819	893,316

Finance – 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.00%, 10/29/2028		922	935,821
6.50%, 07/15/2025		291	332,773
Aircastle Ltd. 2.85%, 01/26/2028(a)		39	39,287
4.125%, 05/01/2024		25	26,152
4.25%, 06/15/2026		5	5,361
4.40%, 09/25/2023		59	61,805
5.00%, 04/01/2023		6	6,267
5.25%, 08/11/2025(a)		1,078	1,185,175
Aviation Capital Group LLC 1.95%, 01/30/2026-09/20/2026(a)		547	532,717
3.50%, 11/01/2027(a)		96	98,939
4.125%, 08/01/2025(a)		3	3,171
4.375%, 01/30/2024(a)		308	323,191
4.875%, 10/01/2025(a)		31	33,564
5.50%, 12/15/2024(a)		105	114,924

	Principal Amount (000)		U.S. $ Value

Huarong Finance II Co., Ltd. 4.625%, 06/03/2026(a)	U.S.$	685	$705,550
Power Finance Corp. Ltd. 4.50%, 06/18/2029(a)		341	364,295

			4,768,992

Insurance – 0.6%
Centene Corp. 2.45%, 07/15/2028		1,214	1,200,876
4.625%, 12/15/2029		20	21,584
Hartford Financial Services Group, Inc. (The) Series ICON 2.281% (LIBOR 3 Month + 2.13%), 02/12/2047(a) (b)		859	813,164

			2,035,624

REITs – 1.1%
GLP Capital LP/GLP Financing II, Inc. 3.35%, 09/01/2024		13	13,480
5.25%, 06/01/2025		191	209,871
5.375%, 04/15/2026		79	88,238
MPT Operating Partnership LP/MPT Finance Corp. 5.25%, 08/01/2026		530	545,465
Office Properties Income Trust 3.45%, 10/15/2031		452	438,973
4.50%, 02/01/2025		279	294,384
Omega Healthcare Investors, Inc. 3.375%, 02/01/2031		440	443,586
Sabra Health Care LP 3.90%, 10/15/2029		334	349,017
Spirit Realty LP 4.45%, 09/15/2026		303	333,755
Trust Fibra Uno 4.869%, 01/15/2030(a)		211	224,095
Vornado Realty LP 2.15%, 06/01/2026		839	840,796

			3,781,660

			22,954,695

Utility – 1.0%
Electric – 1.0%
Adani Transmission Ltd. 4.00%, 08/03/2026(a)		956	1,003,382
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		291	302,694
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(a)		460	372,974
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		427	404,396
Engie Energia Chile SA 3.40%, 01/28/2030(a)		289	290,680

	Principal Amount (000)		U.S. $ Value

Fenix Power Peru SA 4.317%, 09/20/2027(a)	U.S.$	407	$416,949
Kallpa Generacion SA 4.125%, 08/16/2027(a)		710	736,536

			3,527,611

Total Corporates - Investment Grade (cost $67,051,917)			69,042,616

BANK LOANS – 7.5%
Industrial – 6.8%
Basic – 0.0%
Nouryon Finance B.V. 3.102% (LIBOR 1 Month + 3.00%), 10/01/2025(g) (i)		73	72,539

Capital Goods – 0.9%
ACProducts Holdings, Inc. 4.750% (LIBOR 3 Month + 4.25%), 05/17/2028(i)		672	661,551
Apex Tool Group, LLC 6.750% (LIBOR 1 Month + 5.50%), 08/01/2024(i)		891	872,382
Chariot Buyer LLC 11/03/2028(j)		100	99,875
Gates Global LLC 3.250% (LIBOR 1 Month + 2.50%), 03/31/2027(i)		286	285,241
GFL Environmental Inc. 3.500% (LIBOR 3 Month + 3.00%), 05/30/2025(i)		194	194,739
Granite US Holdings Corporation 4.132% (LIBOR 1 Week + 4.00%), 09/30/2026(g) (i)		486	484,970
TransDigm, Inc. 2.354% (LIBOR 1 Month + 2.25%), 12/09/2025(i)		663	652,947
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 2.604% (LIBOR 1 Month + 2.50%), 10/23/2025(i)		58	57,660

			3,309,365

Communications - Media – 0.2%
Clear Channel Outdoor Holdings, Inc. 3.629% (LIBOR 3 Month + 3.50%), 08/21/2026(i)		82	80,913
Coral-US Co-Borrower LLC 3.135% (LIBOR 3 Month + 3.00%), 10/15/2029(i)		320	318,748
Univision Communications Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024(i)		252	251,545

			651,206

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.9%
Crown Subsea Communications Holding, Inc. 5.500% (LIBOR 1 Month + 4.75%), 04/27/2027(i)	U.S.$	505	$506,544
Directv Financing, LLC 5.750% (LIBOR 3 Month + 5.00%), 08/02/2027(i)		332	332,446
Intrado Corporation 5.000% (LIBOR 3 Month + 4.00%), 10/10/2024(i)		450	426,151
Proofpoint, Inc. 6.750% (LIBOR 3 Month + 6.25%), 08/31/2029(i)		850	857,438
Zacapa SARL 4.724% (LIBOR 3 Month + 4.50%), 07/02/2025(i)		908	907,884

			3,030,463

Consumer Cyclical - Automotive – 0.0%
Clarios Global LP 3.354% (LIBOR 1 Month + 3.25%), 04/30/2026(i)		110	109,135

Consumer Cyclical - Entertainment – 0.4%
Seaworld Parks & Entertainment, Inc. 3.500% (LIBOR 1 Month + 3.00%), 08/25/2028(i)		1,369	1,361,812

Consumer Cyclical - Other – 0.7%
American Tire Distributors, Inc. 7.000% (LIBOR 3 Month + 6.25%), 10/20/2028(i)		1,138	1,143,079
Caesars Resort Collection, LLC 2.854% (LIBOR 1 Month + 2.75%), 12/23/2024(i)		422	419,786
Flutter Entertainment PLC 2.474% (LIBOR 3 Month + 2.25%), 07/21/2026(i)		80	79,729
Marriott Ownership Resorts, Inc. 1.854% (LIBOR 1 Month + 1.75%), 08/29/2025(i)		311	305,597
Scientific Games International, Inc. 2.854% (LIBOR 1 Month + 2.75%), 08/14/2024(i)		506	503,422

			2,451,613

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Restaurants – 0.6%
1011778 B.C. Unlimited Liability Company 1.854% (LIBOR 1 Month + 1.75%), 11/19/2026(i)	U.S.$	1,620	$1,595,395
IRB Holding Corp. 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025(i)		471	469,749

			2,065,144

Consumer Cyclical - Retailers – 0.2%
Great Outdoors Group, LLC 4.500% (LIBOR 3 Month + 3.75%), 03/06/2028(i)		129	128,652
PetSmart LLC 4.500% (LIBOR 3 Month + 3.75%), 02/11/2028(i)		718	718,652

			847,304

Consumer Non-Cyclical – 0.9%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC) 4.250% (LIBOR 3 Month + 3.75%), 05/12/2028(i)		571	568,296
Gainwell Acquisition Corp. 4.750% (LIBOR 3 Month + 4.00%), 10/01/2027(i)		395	395,946
Kronos Acquisition Holdings Inc. 4.250% (LIBOR 3 Month + 3.75%), 12/22/2026(i)		554	536,903
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.852% (LIBOR 1 Month + 3.75%), 11/16/2025(i)		694	692,638
Padagis LLC 5.250% (LIBOR 3 Month + 4.75%), 07/06/2028(g) (i)		235	233,824
U.S. Renal Care, Inc. 5.090% (LIBOR 3 Month + 5.00%), 06/26/2026(i)		817	792,985

			3,220,592

Energy – 0.4%
CITGO Petroleum Corporation 7.250% (LIBOR 3 Month + 6.25%), 03/28/2024(i)		267	266,454
GIP II Blue Holding, L.P. 5.500% (LIBOR 3 Month + 4.50%), 09/29/2028(i)		951	947,135
Parkway Generation, LLC 11/05/2028(j)		320	317,699
11/05/2028(g) (j)		40	39,750

			1,571,038

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.1%
Dealer Tire, LLC 4.354% (LIBOR 1 Month + 4.25%), 12/12/2025(i)	U.S.$	127	$127,209
KAR Auction Services, Inc. 2.375% (LIBOR 1 Month + 2.25%), 09/19/2026(g) (i)		105	103,245
Rockwood Service Corporation 4.104% (LIBOR 1 Month + 4.00%), 01/23/2027(g) (i)		36	35,504

			265,958

Services – 0.3%
Amentum Government Services Holdings LLC 3.590% (LIBOR 1 Month + 3.50%), 01/29/2027(i)		20	19,489
3.604% (LIBOR 1 Month + 3.50%), 01/29/2027(i)		39	38,614
Garda World Security Corporation 4.360% (LIBOR 1 Month + 3.25%), 10/30/2026(i)		457	455,198
Team Health Holdings, Inc. 3.750% (LIBOR 1 Month + 2.75%), 02/06/2024(i)		525	500,310

			1,013,611

Technology – 1.2%
Ascend Learning, LLC 6.250% (LIBOR 3 Month + 5.75%), 12/10/2029(i)		300	300,501
athenahealth, Inc. 4.400% (LIBOR 3 Month + 4.25%), 02/11/2026(i)		526	525,779
Banff Guarantor Inc. 6.000% (LIBOR 3 Month + 5.50%), 02/27/2026(i)		120	121,000
Boxer Parent Company Inc. 3.974% (LIBOR 3 Month + 3.75%), 10/02/2025(i)		1,001	993,815
Endurance International Group Holdings, Inc. 4.250% (LIBOR 3 Month + 3.50%), 02/10/2028(i)		627	620,976
Loyalty Ventures Inc. 5.000% (LIBOR 1 Month + 4.50%), 11/03/2027(i)		630	626,162
MedAssets Software Intermediate Holdings, Inc. 11/19/2029(j)		240	238,874
Playtika Holding Corp. 2.854% (LIBOR 1 Month + 2.75%), 03/13/2028(i)		801	796,606
Presidio Holdings Inc. 3.610% (LIBOR 1 Month + 3.50%), 01/22/2027(i)		5	5,437
3.630% (LIBOR 3 Month + 3.50%), 01/22/2027(i)		104	103,870

	Principal Amount (000)		U.S. $ Value

Veritas US Inc. 6.000% (LIBOR 3 Month + 5.00%), 09/01/2025(i)	U.S.$	97	$96,848

			4,429,868

			24,399,648

Financial Institutions – 0.5%
Finance – 0.1%
Orbit Private Holdings I Ltd. 5.000% (LIBOR 3 Month + 4.50%), 12/11/2028(i)		110	110,184

Insurance – 0.4%
Cross Financial Corp. 4.750% (LIBOR 1 Month + 4.00%), 09/15/2027(i)		417	418,764
Hub International Limited 4.000% (LIBOR 2 Month + 3.25%), 04/25/2025(i)		713	712,353
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 3.854% (LIBOR 1 Month + 3.75%), 09/03/2026(i)		361	360,693

			1,491,810

			1,601,994

Utility – 0.2%
Electric – 0.2%
Generation Bridge Acquisition, LLC 5.750% (LIBOR 3 Month + 5.00%), 12/01/2028(g) (i)		247	247,603
Granite Generation LLC 4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(i)		566	556,993

			804,596

Total Bank Loans (cost $26,788,831)			26,806,238

EMERGING MARKETS - CORPORATE BONDS – 6.5%
Industrial – 5.4%
Basic – 1.4%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		248	249,162
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		719	700,486
Consolidated Energy Finance SA 5.00%, 10/15/2028(a)	EUR	320	347,281
CSN Resources SA 7.625%, 04/17/2026(a)	U.S.$	702	735,038
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		544	551,072

	Principal Amount (000)		U.S. $ Value

First Quantum Minerals Ltd. 7.25%, 04/01/2023(a)	U.S.$	642	$649,423
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		337	350,480
JSW Steel Ltd. 5.95%, 04/18/2024(a)		338	358,280
Sasol Financing USA LLC 5.875%, 03/27/2024		684	712,249
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		200	211,663
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		24	23,157

			4,888,291

Capital Goods – 0.8%
Cemex SAB de CV 5.125%, 06/08/2026(a) (f)		245	253,575
5.45%, 11/19/2029(a)		328	351,841
7.375%, 06/05/2027(a)		397	437,147
Embraer Netherlands Finance BV 5.40%, 02/01/2027		588	612,622
6.95%, 01/17/2028(a)		318	352,443
Ihs Holding Ltd. 5.625%, 11/29/2026(a)		263	264,973
Usiminas International SARL 5.875%, 07/18/2026(a)		545	561,793

			2,834,394

Communications - Media – 0.1%
RCS & RDS SA 3.25%, 02/05/2028(a)	EUR	200	223,117

Communications - Telecommunications – 0.2%
C&W Senior Financing DAC 6.875%, 09/15/2027(a)	U.S.$	208	216,357
HTA Group Ltd./Mauritius 7.00%, 12/18/2025(a)		424	441,570

			657,927

Consumer Cyclical - Other – 0.9%
Melco Resorts Finance Ltd. 5.625%, 07/17/2027(a)		356	351,728
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		275	271,528
5.375%, 05/15/2024(a)		214	213,104
5.875%, 05/15/2026(a)		216	216,310
Sazka Group AS 3.875%, 02/15/2027(a)	EUR	325	368,047
Studio City Finance Ltd. 6.00%, 07/15/2025(a)	U.S.$	912	880,251
Wynn Macau Ltd. 5.50%, 01/15/2026(a)		475	441,750
5.625%, 08/26/2028(a)		345	317,616

			3,060,334

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.9%
BRF GmbH 4.35%, 09/29/2026(a)	U.S.$	285	$287,725
BRF SA 4.875%, 01/24/2030(a)		285	287,903
Natura Cosmeticos SA 4.125%, 05/03/2028(a)		333	325,050
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	482	545,602
4.50%, 03/01/2025		330	389,277
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	U.S.$	490	463,448
4.75%, 05/09/2027		372	369,861
5.125%, 05/09/2029		372	364,675
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(c) (d) (e) (g) (h) (k)		102	0
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(a)		341	321,563
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(d) (g) (h) (l)		425	0

			3,355,104

Energy – 0.8%
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		247	265,216
Kosmos Energy Ltd. 7.125%, 04/04/2026(a)		379	367,583
7.50%, 03/01/2028(a)		200	188,000
Leviathan Bond Ltd. 5.75%, 06/30/2023(a)		68	69,862
6.125%, 06/30/2025(a)		754	796,457
Medco Bell Pte Ltd. 6.375%, 01/30/2027(a)		357	352,537
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(a)		345	351,965
Petrobras Global Finance BV 8.75%, 05/23/2026		33	40,050
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		578	542,706

			2,974,376

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		377	374,173

Technology – 0.2%
CA Magnum Holdings 5.375%, 10/31/2026(a)		741	766,046

			19,133,762

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.8%
Banking – 0.2%
Akbank TAS 6.80%, 02/06/2026(a)	U.S.$	347	$333,987
Bank Tabungan Negara Persero TBK PT 4.20%, 01/23/2025(a)		452	460,498

			794,485

Brokerage – 0.1%
Banco BTG Pactual SA/Cayman Islands 4.50%, 01/10/2025(a)		355	357,729

REITs – 0.5%
Agile Group Holdings Ltd. 5.50%, 05/17/2026(a)		200	116,000
Central China Real Estate Ltd. 7.75%, 05/24/2024(a)		200	125,500
China Aoyuan Group Ltd. 5.88%, 03/01/2027(a)		400	79,000
China SCE Group Holdings Ltd. 5.95%, 09/29/2024(a)		200	165,500
6.00%, 02/04/2026(a)		228	180,120
Kaisa Group Holdings Ltd. 9.95%, 07/23/2025(a)		200	52,100
KWG Group Holdings Ltd. 5.95%, 08/10/2025(a)		200	142,937
Ronshine China Holdings Ltd. 7.10%, 01/25/2025(a)		200	75,000
Sunac China Holdings Ltd. 5.95%, 04/26/2024(a)		200	127,000
6.50%, 01/26/2026(a)		254	158,671
Times China Holdings Ltd. 5.55%, 06/04/2024(a)		200	144,937
6.75%, 07/08/2025(a)		230	156,328
Yango Justice International Ltd. 7.50%, 02/17/2025(a)		200	50,000
Yuzhou Group Holdings Co., Ltd. 6.35%, 01/13/2027(a)		200	54,938
Zhenro Properties Group Ltd. 6.63%, 01/07/2026(a)		200	128,500
7.10%, 09/10/2024(a)		200	131,000

			1,887,531

			3,039,745

Utility – 0.3%
Electric – 0.3%
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(a)		200	223,350
Inkia Energy Ltd. 5.875%, 11/09/2027(a)		362	371,118

	Principal Amount (000)		U.S. $ Value

Light Servicos de Eletricidade SA/Light Energia SA 4.375%, 06/18/2026(a)	U.S.$	209	$208,713
Terraform Global Operating LLC 6.125%, 03/01/2026(h)		108	110,340

			913,521

Total Emerging Markets - Corporate Bonds (cost $24,886,056)			23,087,028

EMERGING MARKETS - SOVEREIGNS – 5.4%
Angola – 0.4%
Angolan Government International Bond 9.125%, 11/26/2049(a)		850	812,441
9.50%, 11/12/2025(a)		710	759,389

			1,571,830

Bahrain – 0.3%
Bahrain Government International Bond 7.00%, 10/12/2028(a)		570	617,738
CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(a)		305	327,646

			945,384

Brazil – 0.1%
Brazilian Government International Bond 2.875%, 06/06/2025		547	553,940

Costa Rica – 0.3%
Costa Rica Government International Bond 4.375%, 04/30/2025(a)		1,054	1,074,289

Dominican Republic – 0.6%
Dominican Republic International Bond 5.50%, 01/27/2025(a)		1,023	1,104,840
6.875%, 01/29/2026(a)		777	881,895

			1,986,735

Ecuador – 0.2%
Ecuador Government International Bond Zero Coupon, 07/31/2030(a)		34	18,920
0.50%, 07/31/2040(a)		85	49,287
1.00%, 07/31/2035(a)		864	563,922
5.00%, 07/31/2030(a)		120	98,684

			730,813

Egypt – 0.8%
Egypt Government International Bond 5.75%, 05/29/2024(a)		1,008	1,047,413
6.20%, 03/01/2024(a)		1,033	1,082,336
7.50%, 01/31/2027(a)		755	784,898

			2,914,647

	Principal Amount (000)		U.S. $ Value

El Salvador – 0.1%
El Salvador Government International Bond 7.75%, 01/24/2023(a)	U.S.$	300	$236,119

Ghana – 0.4%
Ghana Government International Bond 6.375%, 02/11/2027(a)		224	188,090
7.875%, 03/26/2027(a)		1,472	1,289,914

			1,478,004

Honduras – 0.2%
Honduras Government International Bond 6.25%, 01/19/2027(a)		614	664,770

Ivory Coast – 0.2%
Ivory Coast Government International Bond 6.375%, 03/03/2028(a)		760	823,080

Kenya – 0.2%
Republic of Kenya Government International Bond 6.875%, 06/24/2024(a)		572	604,204

Lebanon – 0.0%
Lebanon Government International Bond 6.10%, 10/04/2022(a) (d) (e)		210	21,000
6.60%, 11/27/2026(a) (d) (e)		51	5,100
6.85%, 03/23/2027(a) (d) (e)		11	1,100

			27,200

Nigeria – 0.6%
Nigeria Government International Bond 7.625%, 11/21/2025-11/28/2047(a)		2,059	2,081,734

Oman – 0.1%
Oman Government International Bond 4.875%, 02/01/2025(a)		326	339,138

Pakistan – 0.1%
Pakistan Government International Bond 6.00%, 04/08/2026(a)		343	342,571

Senegal – 0.3%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	499	575,951
6.75%, 03/13/2048(a)	U.S.$	483	472,525

			1,048,476

	Principal Amount (000)		U.S. $ Value

South Africa – 0.3%
Republic of South Africa Government International Bond 4.30%, 10/12/2028	U.S.$	208	$210,392
4.85%, 09/27/2027-09/30/2029		740	774,077

			984,469

Ukraine – 0.2%
Ukraine Government International Bond 7.75%, 09/01/2023-09/01/2024(a)		722	701,382

Total Emerging Markets - Sovereigns (cost $19,439,763)			19,108,785

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.3%
Risk Share Floating Rate – 4.3%
Bellemeade Re Ltd. Series 2019-1A, Class M2 2.802% (LIBOR 1 Month + 2.70%), 03/25/2029(a) (b)		185	184,988
Series 2019-2A, Class M1C 2.102% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (b)		342	341,511
Series 2019-3A, Class M1C 2.052% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (b)		853	853,000
Series 2019-4A, Class M1C 2.602% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (b)		465	463,809
Series 2019-4A, Class M2 2.952% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (b)		884	879,684
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 2.502% (LIBOR 1 Month + 2.40%), 04/25/2031(a) (b)		154	154,750
Series 2019-R01, Class 2M2 2.553% (LIBOR 1 Month + 2.45%), 07/25/2031(a) (b)		146	146,432
Series 2019-R02, Class 1M2 2.403% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (b)		42	42,495
Series 2019-R03, Class 1M2 2.253% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (b)		12	11,771
Series 2019-R05, Class 1M2 2.103% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (b)		41	41,231
Series 2019-R06, Class 2M2 2.202% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (b)		120	120,491
Series 2019-R07, Class 1M2 2.203% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (b)		219	219,489

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 3.403% (LIBOR 1 Month + 3.30%), 10/25/2027(b)	U.S.$	81	$82,702
Series 2015-DNA2, Class M3 4.003% (LIBOR 1 Month + 3.90%), 12/25/2027(b)		95	95,095
Series 2016-DNA3, Class M3 5.103% (LIBOR 1 Month + 5.00%), 12/25/2028(b)		154	160,851
Series 2016-DNA4, Class M3 3.903% (LIBOR 1 Month + 3.80%), 03/25/2029(b)		879	905,404
Series 2016-HQA2, Class M3 5.253% (LIBOR 1 Month + 5.15%), 11/25/2028(b)		205	212,036
Series 2017-DNA2, Class M2 3.553% (LIBOR 1 Month + 3.45%), 10/25/2029(b)		923	949,608
Series 2017-DNA3, Class M2 2.603% (LIBOR 1 Month + 2.50%), 03/25/2030(b)		937	955,537
Series 2018-DNA1, Class M2 1.903% (LIBOR 1 Month + 1.80%), 07/25/2030(b)		366	368,484
Series 2018-HQA1, Class M2 2.403% (LIBOR 1 Month + 2.30%), 09/25/2030(b)		183	184,951
Series 2018-HQA2, Class M2 2.403% (LIBOR 1 Month + 2.30%), 10/25/2048(a) (b)		602	609,022
Series 2019-DNA1, Class M2 2.753% (LIBOR 1 Month + 2.65%), 01/25/2049(a) (b)		435	440,072
Series 2019-DNA3, Class M2 2.153% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (b)		97	97,898
Series 2019-HQA1, Class M2 2.453% (LIBOR 1 Month + 2.35%), 02/25/2049(a) (b)		202	203,361
Series 2020-DNA1, Class M2 1.803% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (b)		736	737,643
Series 2020-HQA2, Class M2 3.203% (LIBOR 1 Month + 3.10%), 03/25/2050(a) (b)		53	53,731
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 5.003% (LIBOR 1 Month + 4.90%), 11/25/2024(b)		51	52,983

	Principal Amount (000)		U.S. $ Value

Series 2015-C03, Class 1M2 5.103% (LIBOR 1 Month + 5.00%), 07/25/2025(b)	U.S.$	190	$ 195,565
Series 2015-C03, Class 2M2 5.103% (LIBOR 1 Month + 5.00%), 07/25/2025(b)		11	10,851
Series 2015-C04, Class 1M2 5.803% (LIBOR 1 Month + 5.70%), 04/25/2028(b)		75	78,941
Series 2015-C04, Class 2M2 5.653% (LIBOR 1 Month + 5.55%), 04/25/2028(b)		90	94,048
Series 2016-C01, Class 1M2 6.853% (LIBOR 1 Month + 6.75%), 08/25/2028(b)		205	214,696
Series 2016-C01, Class 2M2 7.053% (LIBOR 1 Month + 6.95%), 08/25/2028(b)		75	79,298
Series 2016-C03, Class 1M2 5.403% (LIBOR 1 Month + 5.30%), 10/25/2028(b)		143	148,037
Series 2016-C05, Class 2M2 4.553% (LIBOR 1 Month + 4.45%), 01/25/2029(b)		211	218,297
Series 2016-C07, Class 2M2 4.453% (LIBOR 1 Month + 4.35%), 05/25/2029(b)		107	111,076
Series 2017-C02, Class 2B1 5.603% (LIBOR 1 Month + 5.50%), 09/25/2029(b)		415	454,608
Series 2017-C03, Class 1M2 3.103% (LIBOR 1 Month + 3.00%), 10/25/2029(b)		60	61,718
Series 2017-C05, Class 1M2 2.303% (LIBOR 1 Month + 2.20%), 01/25/2030(b)		48	48,379
Series 2017-C07, Class 2M2 2.602% (LIBOR 1 Month + 2.50%), 05/25/2030(b)		9	9,602
Series 2018-C01, Class 1M2 2.353% (LIBOR 1 Month + 2.25%), 07/25/2030(b)		520	525,621
Home Re Ltd. Series 2020-1, Class M2 5.352% (LIBOR 1 Month + 5.25%), 10/25/2030(a) (b)		440	450,690
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 3.002% (LIBOR 1 Month + 2.90%), 11/26/2029(a) (b)		447	447,096
Oaktown Re III Ltd. Series 2019-1A, Class M2 2.652% (LIBOR 1 Month + 2.55%), 07/25/2029(a) (b)		270	267,993

	Principal Amount (000)		U.S. $ Value

PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.102% (LIBOR 1 Month + 2.00%), 03/27/2024(a) (b)	U.S.$	127	$127,103
Series 2019-2R, Class A 2.852% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (b)		141	139,696
Series 2020-1R, Class A 2.452% (LIBOR 1 Month + 2.35%), 02/27/2023(b) (h)		174	173,780
Radnor Re Ltd. Series 2018-1, Class M2 2.802% (LIBOR 1 Month + 2.70%), 03/25/2028(a) (b)		150	150,000
Series 2019-1, Class M1B 2.053% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (b)		185	185,433
Series 2020-1, Class M1B 1.552% (LIBOR 1 Month + 1.45%), 01/25/2030(a) (b)		962	946,237
STACR Trust Series 2018-DNA3, Class M2 2.203% (LIBOR 1 Month + 2.10%), 09/25/2048(a) (b)		445	449,646
Traingle Re Ltd. Series 2020-1, Class M1C 4.602% (LIBOR 1 Month + 4.50%), 10/25/2030(a) (b)		245	245,526

Total Collateralized Mortgage Obligations (cost $15,005,522)			15,402,966

MORTGAGE PASS-THROUGHS – 2.4%
Agency Fixed Rate 30-Year – 2.4%
Uniform Mortgage-Backed Security Series 2022 2.00%, 01/01/2052, TBA (cost $8,524,791)		8,545	8,529,464

COLLATERALIZED LOAN OBLIGATIONS – 1.9%
CLO - Floating Rate – 1.9%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.122% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (b)		644	643,963
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class DR 3.365% (LIBOR 3 Month + 3.15%), 01/20/2032(a) (b)		250	250,000
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 3.846% (LIBOR 3 Month + 3.60%), 01/17/2034(a) (b)		250	249,675
Dryden 78 CLO Ltd. Series 2020-78A, Class C 2.072% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (b)		250	250,163

	Principal Amount (000)		U.S. $ Value

Series 2020-78A, Class D 3.122% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (b)	U.S.$	443	$443,472
Elevation CLO Ltd. Series 2020-11A, Class C 2.324% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (b)		250	242,867
Series 2020-11A, Class D1 3.974% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (b)		282	282,332
Elmwood CLO VII Ltd. Series 2020-4A, Class D 3.722% (LIBOR 3 Month + 3.60%), 01/17/2034(a) (b)		300	301,022
Flatiron CLO 21 Ltd. Series 2021-1A, Class D 3.051% (LIBOR 3 Month + 2.90%), 07/19/2034(a) (b)		375	366,630
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class DR2 3.129% (LIBOR 3 Month + 3.00%), 10/29/2029(a) (b)		520	515,240
Greywolf CLO VI Ltd. Series 2018-1A, Class A1 1.155% (LIBOR 3 Month + 1.03%), 04/26/2031(a) (b)		550	549,090
Kayne CLO 7 Ltd. Series 2020-7A, Class C 2.122% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (b)		250	250,200
Magnetite XXV Ltd. Series 2020-25A, Class D 3.424% (LIBOR 3 Month + 3.30%), 01/25/2032(a) (b)		250	250,062
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 3.224% (LIBOR 3 Month + 3.10%), 01/24/2033(a) (b)		521	513,773
Palmer Square CLO Ltd. Series 2021-3A, Class D 3.183% (LIBOR 3 Month + 2.95%), 01/15/2035(a) (b)		500	497,958
Regatta XX Funding Ltd. Series 2021-2A, Class D 3.184% (LIBOR 3 Month + 3.10%), 10/15/2034(a) (b)		250	247,080
Rockford Tower CLO Ltd. Series 2021-2A, Class D 3.363% (LIBOR 3 Month + 3.25%), 07/20/2034(a) (b)		250	248,470
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 1.124% (LIBOR 3 Month + 1.00%), 04/15/2031(a) (b)		550	550,010

Total Collateralized Loan Obligations (cost $6,685,143)			6,652,007

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 1.3%
Quasi-Sovereign Bonds – 1.3%
Bahrain – 0.2%
Oil and Gas Holding Co. BSCC (The) 8.375%, 11/07/2028(a)	U.S.$	596	$677,019

Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)		200	212,500

Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 5.45%, 05/15/2030(a)		371	423,126

Malaysia – 0.1%
Petronas Capital Ltd. 3.50%, 04/21/2030(a)		221	238,967

Mexico – 0.4%
Petroleos Mexicanos 6.49%, 01/23/2027		1,127	1,201,382
6.75%, 09/21/2047		191	168,557
6.95%, 01/28/2060		58	51,185

			1,421,124

Oman – 0.2%
Lamar Funding Ltd. 3.958%, 05/07/2025(a)		631	627,963

South Africa – 0.1%
Eskom Holdings SOC Ltd. 6.35%, 08/10/2028(a)		336	362,250

Ukraine – 0.1%
State Agency of Roads of Ukraine 6.25%, 06/24/2028(a)		653	566,478

Total Quasi-Sovereigns (cost $4,490,223)			4,529,427

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.6%
Non-Agency Fixed Rate CMBS – 0.4%
CD Mortgage Trust Series 2016-CD1, Class XA 1.389%, 08/10/2049(m)		4,053	205,381
Citigroup Commercial Mortgage Trust Series 2017-C4, Class XA 1.082%, 10/12/2050(m)		3,055	134,029
Commercial Mortgage Trust Series 2012-CR3, Class D 4.749%, 10/15/2045(a)		100	75,742
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.158%, 08/10/2044(a)		210	180,075

	Principal Amount (000)		U.S. $ Value

Series 2011-GC5, Class D 5.158%, 08/10/2044(a)	U.S.$	236	$113,692
JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class C 4.385%, 11/15/2047		225	217,520
UBS Commercial Mortgage Trust Series 2012-C1, Class D 5.517%, 05/10/2045(a)		140	131,612
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.616%, 10/15/2049(m)		2,416	148,583
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class E 4.887%, 06/15/2044(a)		25	19,387

			1,226,021

Non-Agency Floating Rate CMBS – 0.2%
BFLD Series 2019-DPLO, Class E 2.35% (LIBOR 1 Month + 2.24%), 10/15/2034(a) (b)		160	156,787
BFLD Trust Series 2021-FPM, Class A 1.71% (LIBOR 1 Month + 1.60%), 06/15/2038(a) (b)		690	689,585

			846,372

Total Commercial Mortgage-Backed Securities (cost $2,287,258)			2,072,393

ASSET-BACKED SECURITIES – 0.4%
Other ABS - Fixed Rate – 0.4%
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(a)		283	283,380
Series 2018-4A, Class C 4.91%, 12/15/2028(a)		558	558,704
Series 2019-2A, Class C 4.11%, 07/16/2029(a)		245	247,239
SoFi Consumer Loan Program Trust Series 2019-3, Class D 3.89%, 05/25/2028(a)		503	511,974

Total Asset-Backed Securities (cost $1,599,044)			1,601,297

	Shares

COMMON STOCKS – 0.4%
Consumer Discretionary – 0.2%
Leisure Products – 0.2%
CWT Travel Equity(g)		24,836	813,379

Company	Shares		U.S. $ Value

Energy – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Civitas Resources, Inc.		3,453	$169,093
Denbury, Inc.(d)		2,433	186,344
Gulfport Energy Corp.(d)		4,298	309,585

			665,022

Total Common Stocks (cost $1,091,121)			1,478,401

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.3%
Colombia – 0.1%
Colombia Government International Bond 8.125%, 05/21/2024	U.S.$	370	418,632

Mexico – 0.1%
Mexico Government International Bond 3.90%, 04/27/2025		244	261,202

Saudi Arabia – 0.1%
Saudi Government International Bond 2.90%, 10/22/2025(a)		404	422,559

Total Governments - Sovereign Bonds (cost $1,055,043)			1,102,393

	Shares

PREFERRED STOCKS – 0.0%
Industrial – 0.0%
Energy – 0.0%
Gulfport Energy Operating Corp. 10.00%(d) (g) (cost $11,679)		14	74,900

SHORT-TERM INVESTMENTS – 4.7%
Investment Companies – 4.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(n) (o) (p) (cost $16,702,709)		16,702,709	16,702,709

Total Investments – 100.7% (cost $355,619,018)(q)			359,137,763
Other assets less liabilities – (0.7)%			(2,468,778)

Net Assets – 100.0%			$356,668,985

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	226	March 2022	$27,340,703	$(51,727)
Sold Contracts
Euro-BOBL Futures	28	March 2022	4,247,423	36,811

				$(14,916)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	EUR	24,397	USD	28,206	02/10/2022	$409,467
Morgan Stanley Capital Services, Inc.	EUR	482	USD	557	02/10/2022	7,717
Morgan Stanley Capital Services, Inc.	EUR	6,991	USD	7,950	02/10/2022	(15,405)
Standard Chartered Bank	GBP	409	USD	541	01/14/2022	(11,948)
State Street Bank & Trust Co.	USD	4	MXN	89	01/13/2022	31
State Street Bank & Trust Co.	EUR	1,113	USD	1,258	02/10/2022	(10,464)
State Street Bank & Trust Co.	USD	345	EUR	305	02/10/2022	3,163
UBS AG	GBP	801	USD	1,087	01/14/2022	2,562

						$385,123

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. LLC
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00%	Quarterly	2.48%	USD	2,166	$180,815	$1,732	$179,083
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	5.00	Quarterly	2.93	USD	3,654	340,480	330,126	10,354
iTraxxx Xover Series 36, 5 Year Index, 12/20/2026*	5.00	Quarterly	2.42	EUR	4,540	618,671	609,454	9,217

						$1,139,966	$941,312	$198,654

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)%	Monthly	10.00%	USD	1,860	$817,682	$850,847	$(33,165)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)	Monthly	10.00	USD	518	227,955	61,162	166,793
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)	Monthly	10.00	USD	1,142	502,345	136,431	365,914
Sale Contracts
Credit Suisse International
International Game Technology, 4.750%, 02/15/2023, 06/20/2022*	5.00	Quarterly	0.38	EUR	410	11,013	2,763	8,250
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	315	(87,874)	(19,910)	(67,964)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,051	(293,471)	(68,261)	(225,210)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	0.79	USD	200	16,856	7,923	8,933
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	803	(352,908)	(96,616)	(256,292)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	804	(353,330)	(94,206)	(259,124)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	985	(433,229)	(109,968)	(323,261)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	46	(12,833)	(2,905)	(9,928)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	591	(165,147)	(39,513)	(125,634)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Securities, LLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	10.00%	USD	81	$(35,460)	$(15,124)	$(20,336)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	121	(53,190)	(22,543)	(30,647)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	755	(331,801)	(137,719)	(194,082)

						$(543,392)	$452,361	$(995,753)

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $227,150,699 or 63.7% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2021.
(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2021.
(d)	Non-income producing security.
(e)	Defaulted.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.14% of net assets as of December 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ABN AMRO Bank NV 7.75%, 05/15/2023	03/21/2018	$208,655	$214,446	0.06%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.452%, 02/27/2023	02/11/2020	173,836	173,780	0.05%
Terraform Global Operating LLC 6.125%, 03/01/2026	01/10/2019	109,926	110,340	0.03%
Tonon Luxembourg SA 6.50%, 10/31/2024	07/24/2015	210,163	0	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	03/15/2013	425,000	0	0.00%

(i)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2021.
(j)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(k)	Fair valued by the Adviser.
(l)	Defaulted matured security.

(m)	IO - Interest Only.
(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of December 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,908,643 and gross unrealized depreciation of investments was $(6,816,790), resulting in net unrealized appreciation of $3,091,853.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

MXN – Mexican Peso

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

TBA – To Be Announced

COUNTRY BREAKDOWN1

December 31, 2021 (unaudited)

60.8%	United States
2.9%	United Kingdom
2.8%	Canada
2.1%	Germany
2.1%	Spain
1.8%	Brazil
1.6%	Luxembourg
1.3%	France
1.2%	Mexico
1.1%	South Africa
1.0%	China
1.0%	Peru
0.9%	India
14.8%	Other
4.6%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or other investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.9% or less in the following: Angola, Australia, Bahrain, Bermuda, Chile, Colombia, Costa Rica, Czech Republic, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Ghana, Honduras, Hong Kong, Indonesia, Ireland, Israel, Italy, Ivory Coast, Japan, Kenya, Kuwait, Lebanon, Macau, Malaysia, Netherlands, Nigeria, Norway, Oman, Pakistan, Panama, Romania, Russia, Saudi Arabia, Senegal, Sweden, Switzerland, Trinidad & Tobago, Turkey, Ukraine, United Republic of Tanzania and Zambia.

AB Bond Fund, Inc.

AB Limited Duration High Income Portfolio

December 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$—	$162,385,526	$561,613		$162,947,139
Corporates - Investment Grade	—	69,042,616	—		69,042,616
Bank Loans	—	25,588,803	1,217,435		26,806,238
Emerging Markets - Corporate Bonds	—	23,087,028	0	(a)	23,087,028
Emerging Markets - Sovereigns	—	19,108,785	—		19,108,785
Collateralized Mortgage Obligations	—	15,402,966	—		15,402,966
Mortgage Pass-Throughs	—	8,529,464	—		8,529,464
Collateralized Loan Obligations	—	6,652,007	—		6,652,007
Quasi-Sovereigns	—	4,529,427	—		4,529,427
Commercial Mortgage-Backed Securities	—	2,072,393	—		2,072,393
Asset-Backed Securities	—	1,601,297	—		1,601,297
Common Stocks	665,022	—	813,379		1,478,401
Governments - Sovereign Bonds	—	1,102,393	—		1,102,393
Preferred Stocks	—	—	74,900		74,900
Short-Term Investments	16,702,709	—	—		16,702,709

Total Investments in Securities	17,367,731	339,102,705	2,667,327		359,137,763
Other Financial Instruments(b):
Assets:
Futures	36,811	—	—		36,811
Forward Currency Exchange Contracts	—	422,940	—		422,940
Centrally Cleared Credit Default Swaps	—	1,139,966	—		1,139,966
Credit Default Swaps	—	1,575,851	—		1,575,851
Liabilities:
Futures	(51,727)	—	—		(51,727)
Forward Currency Exchange Contracts	—	(37,817)	—		(37,817)
Credit Default Swaps	—	(2,119,243)	—		(2,119,243)

Total	$17,352,815	$340,084,402	$2,667,327		$360,104,544

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended December 31, 2021 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	09/30/2021	at Cost	Proceeds	12/31/2021	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$27,812	$42,997	$54,106	$16,703	$0	*

*	Amount less than $500.